Long-term investments - Alnilam International Co., Limited (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Long-term investments
Share of losses of equity method investment	¥ 854	$ 134	¥ (18,879)	¥ (3,928)